Earnings (Losses) per share - Schedule of diluted earnings per share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [line items]
Profit used to determine diluted earnings per share	€ (101,429)	€ (143,279)	€ (73,425)
Weighted average number of outstanding shares for diluted earnings (losses) per share (in shares)	138,624,381	115,473,914	97,619,320
Diluted earnings (losses) from continuing operations per share (in euro per share)	€ (0.73)	€ (1.24)	€ (0.75)
Share options
Earnings per share [line items]
Number of potential ordinary shares that are antidilutive in period presented (in shares)	2,861,904	1,504,892	5,846,267